SEMIANNUAL REPORT
--------------------------------------------------------------------------------

Investors
Municipal
Cash Fund


September 30, 2001


Tax-Exempt New York
Money Market Fund

Investors Pennsylvania
Municipal Cash Fund

Investors Florida
Municipal Cash Fund

Investors New Jersey
Municipal Cash Fund

Investors Michigan
Municipal Cash Fund




Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606


This report is not to be distributed unless preceded or accompanied by an Investors Municipal Cash Fund prospectus.

Dear Shareholder:
--------------------------------------------------------------------------------

We appreciate your decision to invest in the Investors Municipal Cash Fund. The fund series includes:

o  Tax-Exempt New York Money Market Fund

o  Investors Pennsylvania Municipal Cash Fund

o  Investors Florida Municipal Cash Fund

o  Investors New Jersey Municipal Cash Fund

o  Investors Michigan Municipal Cash Fund

To provide you with an update of holdings and financial highlights, on the following pages you'll find the fund's semiannual report for the six-month period ended September 30, 2001.

Economic Review and Outlook

The past six months will not be forgotten. Focusing on economic and financial prospects became a low priority in light of the tragedy of the September 11th terrorist attacks in the United States. It was a time of grief and a new environment emerged with significant challenges, uncertainties and many unanswered questions.

Here is a brief review of developments. As the period progressed and the economy slowed, monetary policy embarked on a mission to not only stop the downturn, but return economic momentum to a favorable growth trajectory. In this regard rates were lowered on eight separate occasions by a total of 350 basis points. This downward movement of short-term rates was accompanied by a flattening of the yield curve versus the income pick-up for lengthening which was available at the start of the period. This implied a greater likelihood of future rate reductions.

We still favor lengthening at these yield levels. This is based on the weakened state of the economy and the high prospects for additional ease to stabilize and promote the economy's recovery. Prior to September 11, the economy exhibited signs of recovery. However, this momentum was damaged by the terrorist attacks. In our view the recovery was delayed but not ended. In broad terms we should witness weak economic data near term to be followed by a significantly stronger recovery path in 2002. Both fiscal and monetary stimuli are key ingredients.

Also consumer spending will reassert itself. Resiliency is a hallmark of our economy, and we will learn to move forward and attempt to return to our more normal ways despite the terrifying tragedy and the prospects for a long campaign against terrorism. In this context, interest rates will be lower, but the Fed will be reluctant to hold short-term rates below the pace of inflation for any meaningful time frame.

Fund Results
As of September 30, 2001


                                                                                        7-Day     Equivalent
Fund                                                                               Current Yield  Taxable Yield
-------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                                                      1.35%        2.50%
-------------------------------------------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund                                                 1.46%        2.51%
-------------------------------------------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                                                      1.41%        2.32%
-------------------------------------------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund                                                   1.23%        2.26%
-------------------------------------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                                                     1.53%        2.70%
-------------------------------------------------------------------------------------------------------------------

Thank you again for your investment in the Investors Municipal Cash Fund. We look forward to serving your investment needs for years to come.

/s/ Frank Rachwalski

Frank Rachwalski
Vice President and Lead Portfolio Manager

October 17, 2001

Frank Rachwalski is a Managing Director of Zurich Scudder Investments, Inc. and is Vice President and Lead Portfolio Manager of all Zurich Scudder Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

The fund's net yield is the sum of the daily dividend rates for the period. Yields are historical, may fluctuate, and do not guarantee future performance.

The equivalent taxable yield allows you to compare the fund with the performance of taxable money market funds. The New York Fund equivalent taxable yield is based upon the fund's yield and a combined Federal and State of New York marginal income tax rate 45.95%. The Pennsylvania, New Jersey and Michigan Funds equivalent taxable yields are based upon the funds' yields and a combined Federal and State marginal income tax rate of 41.9%, 45.47% and 43.3% respectively. The Florida Fund equivalent taxable yield is based upon the fund's yield and 39.1% Federal income tax rate. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments                    as of September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------



Tax-Exempt New York Money Market Fund


                                                                                     Principal
                                                                                     Amount ($)      Value ($)
-------------------------------------------------------------------------------------------------------------------
 Variable Rate Demand Securities* 50.4%
-------------------------------------------------------------------------------------------------------------------
New York Obligations
-------------------------------------------------------------------------------------------------------------------
Albany, Industrial Development Agency, Davies Office Refurbishing, AMT, 2.1%,
  2/1/2017                                                                           1,595,000        1,595,000

Babylon, Industrial Development Agency, J. D'Addario Realty Co. Project, AMT,
  2.1%, 7/1/2014                                                                     1,500,000        1,500,000

Hempstead, Industrial Development Agency, Trigen-Nassau Energy, AMT, 2.15%,
  9/15/2015                                                                          1,000,000        1,000,000

Long Island Power Authority, Series 2, 2.05%, 5/1/2033                               8,000,000        8,000,000

New York City, General Obligation, Series B, 2.65%, 8/15/2005                        2,300,000        2,300,000

New York City, General Obligation, Series H, 2.129%, 8/1/2015                        5,000,000        5,000,000

New York City, General Obligation, Series J, 2.1%, 2/15/2016                         2,400,000        2,400,000

New York City, Health & Hospital Corp. Revenue, Series C, 2.1%, 2/15/2026            8,000,000        8,000,000

New York City, Trust for Cultural Resources, 2.25%, 4/1/2021                         1,275,000        1,275,000

New York Energy Research and Development Authority, Niagara Mohawk Power Corp.
  Project, Series A, 2.65%, 7/1/2015                                                 2,200,000        2,200,000

New York Energy Research and Development Authority, Niagara Mohawk Power Corp.
  Project, Series B, 2.6%, 12/1/2025                                                 2,400,000        2,400,000

New York Energy Research and Development Authority, Niagara Mohawk Power Corp.
  Project, Series C, 2.6%, 12/1/2025                                                 1,000,000        1,000,000

New York Energy Research and Development Authority, Orange & Rockland Project,
  2.25%, 10/1/2014                                                                   1,200,000        1,200,000

New York Housing Finance Agency, East 84th Street, Series A, AMT, 2.1%, 11/1/2028   10,000,000       10,000,000

New York Housing Finance Agency, Hospital for Special Surgery, Series A, 2.05%,
  11/1/2010                                                                          2,620,000        2,620,000

New York Housing Finance Agency, Normandie Court I Project, 2%, 5/15/2015            4,500,000        4,500,000

New York Housing Finance Agency, Related East 39th Street, Series A, AMT, 2.15%,
  11/1/2032                                                                          7,000,000        7,000,000

New York State Dormitory Authority, Cornell University, Series A, 2.05%, 7/1/2029    7,000,000        7,000,000

New York State Dormitory Authority, Glen Eddy Inc., 2.15%, 7/1/2029                  7,500,000        7,500,000

New York State Dormitory Authority, Memorial Sloan, Series A, 2.6%, 7/1/2019         2,400,000        2,400,000

New York State Dormitory Authority, Memorial Sloan, Series B, 2.6%, 7/1/2019         2,000,000        2,000,000

Onondaga Industrial Development Agency, Southern Container Corp., Series A, AMT,
  2.1%, 8/1/2007                                                                     1,030,000        1,030,000

Schenectady County Industrial Development Agency, Scotia Industrial Park Project,
  Series A, 2.05%, 6/1/2009                                                          1,430,000        1,430,000

Schoharie County Industrial Development Agency, Bassett Hospital Project, Series
  A, 2.35%, 2/1/2021                                                                 2,400,000        2,400,000

St. Lawrence County Industrial Development Agency, Reynolds Metals Company
  Project, AMT, 2.05%, 5/1/2025                                                      1,000,000        1,000,000
-------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $86,750,000)                                             86,750,000
-------------------------------------------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.



                                       2





                                                                                     Principal
                                                                                     Amount ($)      Value ($)
-------------------------------------------------------------------------------------------------------------------
 Other Securities 49.6%
-------------------------------------------------------------------------------------------------------------------

New York City, Municipal Water Finance Authority, 2.3%**, 12/11/2001                 7,600,000        7,600,000

New York City, Municipal Water Finance Authority, 2.7%**, 10/4/2001                  6,000,000        6,000,000

New York General Obligation, 2.3%**, 11/14/2001                                      2,000,000        2,000,000

New York General Obligation, 2.35%**, 10/24/2001                                     5,500,000        5,500,000

New York General Obligation, 2.4%**, 10/9/2001                                       1,500,000        1,500,000

New York General Obligation, 2.4%**, 10/10/2001                                      4,200,000        4,200,000

New York Metropolitan Transportation Authority, 1.95%**, 10/16/2001                  8,000,000        8,000,000

New York Port Authority, 2.3%**, 12/10/2001                                          4,050,000        4,050,000

New York Port Authority, 2.3%**, 2/11/2002                                           4,010,000        4,010,000

New York Power Authority, 2%**, 10/9/2001                                            2,400,000        2,400,000

New York Power Authority, 2.35%**, 1/14/2002                                         4,000,000        4,000,000

New York Power Authority, 2.4%**, 10/12/2001                                         5,000,000        5,000,000

New York Power Authority, 2.6%**, 10/23/2001                                         5,000,000        5,000,000

New York State Dormitory Authority, Columbia University, 2.1%**, 2/12/2002           5,000,000        5,000,000

New York State Dormitory Authority, Columbia University, 2.35%**, 10/11/2001         5,000,000        5,000,000

New York State Dormitory Authority, Columbia University, 2.55%**, 10/10/2001         3,000,000        3,000,000

Puerto Rico Government Development Bank, 1.9%**, 10/23/2001                          3,000,000        3,000,000

Puerto Rico Government Development Bank, 2.3%**, 10/25/2001                          5,000,000        5,000,000

Rochester, NY, General Obligation, 4.75%, 10/25/2001                                 5,000,000        5,001,418
-------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $85,261,418)                                                            85,261,418
-------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $172,011,418) (a)                                        172,011,418
-------------------------------------------------------------------------------------------------------------------

* Variable rate demand notes are securities whose interest rates are periodically reset at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These securities are shown at their current rate as of September 30, 2001.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $172,011,418.

AMT: Alternative minimum tax



    The accompanying notes are an integral part of the financial statements.

Portfolio of Investments                    as of September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


Investors Pennsylvania Municipal Cash Fund





                                                                                     Principal
                                                                                     Amount ($)        Value ($)
-------------------------------------------------------------------------------------------------------------------
 Variable Rate Demand Securities* 79.5%
-------------------------------------------------------------------------------------------------------------------
Pennsylvania Obligations
-------------------------------------------------------------------------------------------------------------------

Pennsylvania State Higher Education, Health Facilities Authority Revenue, 2.3%,
  1/1/2026                                                                           1,000,000        1,000,000

Pennsylvania State Higher Education Authority, Student Loan, AMT, 2.3%, 3/1/2027     1,000,000        1,000,000

Pennsylvania State Higher Education, Educational Facilities Authority Revenue,
  Series C, 2.7%, 11/1/2029                                                          1,000,000        1,000,000

Allentown Hospital Authority Revenue, 2.35%, 7/1/2023                                   95,000           95,000

Cambria County Industrial Development Authority, AMT, 2.3%, 12/1/2028                1,025,000        1,025,000

Dallastown Area School District General Obligations, 2.36%, 2/1/2018                   925,000          925,000

Dauphin County Health Facilities Authority Revenue, 2.36%, 11/1/2017                   295,000          295,000

Delaware County Industrial Development Authority, 2.7%, 12/1/2009                    1,000,000        1,000,000

Emmaus General Authority Revenue, Series A, 2.38%, 3/1/2030                            700,000          700,000

Erie County Hospital Authority Revenue, 2.35%, 9/1/2020                                100,000          100,000

Gettysburg Industrial Development Authority, Series B, 2.4%, 3/1/2004                  100,000          100,000

Indiana County Industrial Development Authority, Series A, AMT, 2.3%, 6/1/2027       1,000,000        1,000,000

Lancaster County General Obligation, 2.36%, 5/1/2030                                   300,000          300,000

Lancaster County Hospital Authority Revenue, 2.38%, 2/15/2029                        1,800,000        1,800,000

Lebanon County Health Center Revenue, 2.38%, 4/1/2024                                  585,000          585,000

Lehigh County Industrial Development Authority, 2.3%, 10/1/2014                        280,000          280,000

Mercer County Industrial Development Authority, AMT, 2.5%, 5/1/2021                  1,840,000        1,840,000

Montgomery County Housing Development Authority, Multi-Family Revenue, Series A,
  2.2%, 8/15/2031                                                                    1,000,000        1,000,000

Northumberland County Industrial Development Authority, AMT, 2.45%, 2/1/2010         1,150,000        1,150,000

Philadelphia Hospital Authority Revenue, Series A, 2.7%, 3/1/2027                    1,400,000        1,400,000

Philadelphia Industrial Development Authority, 2.7%, 7/1/2025                        1,500,000        1,500,000

Quakertown Hospital Authority Revenue, 2.25%, 7/1/2005                                 900,000          900,000

Somerset County Industrial Development Authority, 2.55%, 3/2/2015                      390,000          390,000

State Public School Building Authority Revenue, Series D, 2.36%, 3/1/2019              570,000          570,000

Telford Industrial Development Authority, 2.5%, AMT, 3/1/2022                        1,000,000        1,000,000

Venago Industrial Development Authority, 2.85%, 12/1/2012                              285,000          285,000

Washington County Authority Lease Revenue, 2.4%, 11/1/2005                             920,000          920,000
-------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $22,160,000)                                             22,160,000
-------------------------------------------------------------------------------------------------------------------



 The accompanying notes are an integral part of the financial statements.


                                       4


                                                                                     Principal
                                                                                     Amount ($)        Value ($)
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 Other Securities 20.5%
-------------------------------------------------------------------------------------------------------------------

Beaver County Duquesne Industrial Development Authority, 2.65%**, 10/10/2001         1,000,000        1,000,000

Delaware County Industrial Development Authority, 2.65%**, 11/9/2001                   200,000          200,000

Montgomery County Industrial Development Authority, 2.4%**, 11/8/2001                2,000,000        2,000,000

Pennsylvania State Economic Development Financing Authority Revenue, Series B,
  3.1%**, 11/1/2001                                                                    500,000          500,000

Philadelphia Tax Revenue, 4%, 6/28/2002                                              1,009,731        1,009,731

Puerto Rico Commonwealth Government Development Bank , 2.3%**, 10/25/2001            1,000,000        1,000,000
-------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $5,709,731)                                                              5,709,731
-------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $27,869,731) (a)                                          27,869,731
-------------------------------------------------------------------------------------------------------------------

* Variable rate demand notes are securities whose interest rates are periodically reset at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These securities are shown at their current rate as of September 30, 2001.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $27,869,731.

AMT: Alternative minimum tax



The accompanying notes are an integral part of the financial statements.


                                       5





Portfolio of Investments                    as of September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investors Florida Municipal Cash Fund

                                                                                     Principal
                                                                                     Amount ($)        Value ($)
-------------------------------------------------------------------------------------------------------------------

 Variable Rate Demand Securities* 61.8%
-------------------------------------------------------------------------------------------------------------------

Florida Obligations
-------------------------------------------------------------------------------------------------------------------

Alachua County Industrial Development Authority, Series A, 2.35%, 1/1/2012             280,000          280,000

Alachua County Industrial Development Authority, Series B, AMT, 2.45%, 1/1/2012        250,000          250,000

Broward County Industrial Development Authority, AMT, 2.55%, 8/2/2026                  140,000          140,000

Citrus Park Community Development Authority, 2.32%, 11/1/2016                          965,000          965,000

Dade County Dolphins Stadium, 2.2%, 1/1/2016                                         1,030,000        1,030,000

Dade County Spectrum, 2.35%, 9/2/2016                                                  640,000          640,000

Florida Housing Finance Agency, Hampton Lakes, 2.25%, 7/1/2008                       2,000,000        2,000,000

Gulf Breeze Revenue, 2.3%, 3/31/2021                                                 1,500,000        1,500,000

Hillsborough County Industrial Development Authority, AMT, 2.5%, 12/1/2016           2,100,000        2,100,000

Hillsborough County Industrial Development Authority, Pollution Control Revenue,
  2.7%, 9/1/2025                                                                       705,000          705,000

Hillsborough County Industrial Development Authority, Pollution Control Revenue,
  AMT, 2.75%, 11/1/2020                                                                400,000          400,000

Indian River County Hospital Revenue, 2.45%, 10/1/2015                               3,545,000        3,545,000

Jacksonville Health Facilities Authority, 2.35%, 1/1/2016                              500,000          500,000

Jacksonville Industrial Development Authority, 2.25%, 7/1/2013                       2,500,000        2,500,000

Orange County Health Facilities Authority Revenue, 2.35%, 11/15/2014                 1,000,000        1,000,000

Orange County Health Facilities Authority Revenue, 2.35%, 11/1/2028                  2,300,000        2,300,000

Orange County Housing Finance Authority Revenue, 2.25%, 12/1/2029                    1,750,000        1,750,000

Putnam County Development Authority, Pollution Control Revenue, 2.4%, 3/15/2014      4,570,000        4,570,000

Sunshine State Government Finance Authority, 2.35%, 7/1/2016                         2,500,000        2,500,000
-------------------------------------------------------------------------------------------------------------------
Other Obligations
-------------------------------------------------------------------------------------------------------------------

District of Columbia Property Tax Revenue, 2.75%, 6/1/2003                           1,700,000        1,700,000

Illinois Chicago O'Hare International Airport Revenue, 2.75%, 12/1/2017                500,000          500,000

Montana Forsyth Pollution Control Revenue, 2.65%,1/1/2018                            1,000,000        1,000,000

University of Michigan Hospital Revenue, 2.7%,12/1/2019                                300,000          300,000
-------------------------------------------------------------------------------------------------------------------

Total Variable Rate Demand Securities (Cost $32,175,000)                                             32,175,000
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 Other Securities** 38.2%
-------------------------------------------------------------------------------------------------------------------

Dade County Aviation Facilities Authority, AMT, 2.2%, 1/14/2002                      2,008,000        2,008,000

Dade County Aviation Facilities Authority, AMT, 2.55%, 10/30/2001                    2,106,000        2,106,000

Dade County Aviation Facilities Authority, AMT, 2.65%, 12/10/2001                    1,042,000        1,042,000

Florida Municipal Power Agency, 2.3%, 11/14/2001                                     1,000,000        1,000,000
-------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.


                                       6


                                                                                     Principal
                                                                                     Amount ($)        Value ($)
-------------------------------------------------------------------------------------------------------------------
Florida Municipal Power Agency, 2.4%, 10/23/2001                                     2,000,000        2,000,000

Gainesville Utilities Systems Revenue, 2.3%, 2/11/2002                               1,000,000        1,000,000

Gainesville Utilities Systems Revenue, 2.45%, 11/16/2001                             1,100,000        1,100,000

Gainesville Utilities Systems Revenue, 2.5%, 1/15/2002                               1,500,000        1,500,000

Gainesville Utilities Systems Revenue, 2.6%, 11/13/2001                              1,000,000        1,000,000

Jacksonville Electric Revenue, 2.1%, 2/13/2002                                         700,000          700,000

Jacksonville Electric Revenue, 2.55%, 2/8/2002                                       2,100,000        2,100,000

Jacksonville Electric Revenue, 3.2%, 10/12/2001                                        726,000          726,000

Kissimmee Utilities Authority, 2.4%, 10/24/2001                                      1,500,000        1,500,000

Orlando Capital Improvement Revenue, 3.25%, 10/11/2001                               1,400,000        1,400,000

Sarasota County Hospital Revenue, 2.4%, 10/1/2001                                      700,000          700,000
-------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $19,882,000)                                                            19,882,000
-------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $52,057,000) (a)                                          52,057,000
-------------------------------------------------------------------------------------------------------------------

* Variable rate demand notes are securities whose interest rates are periodically reset at market levels. These securities are payable on demand within seven calender days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These securities are shown at their current rate as of September 30, 2001.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $52,057,000.

AMT: Alternative minimum tax

Portfolio of Investments                                                       as of September 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                     Principal
Investors New Jersey Municipal Cash Fund                                              Amount ($)        Value ($)

-------------------------------------------------------------------------------------------------------------------
 Variable Rate Demand Securities* 60.6%
-------------------------------------------------------------------------------------------------------------------

New Jersey Obligations
-------------------------------------------------------------------------------------------------------------------

New Jersey Economic Development Authority, 400 International Drive Partners,
  2.4%, 9/1/2005                                                                     4,300,000        4,300,000

New Jersey Economic Development Authority, Foreign Trade Zone Project, 2.6%,
  12/1/2007                                                                          1,500,000        1,500,000

New Jersey Economic Development Authority, Stolthaven Project, Series A, 2.6%,
  1/15/2018                                                                          1,700,000        1,700,000

New Jersey Economic Development Authority, Dow Chemical Company, El Dorado
  Terminals Revenue, Series A, 2.6%, 12/1/2021                                       3,300,000        3,300,000

Union County Pollution Control Revenue, 2%, 10/1/2024                                  200,000          200,000

Essex County Improvement Authority Revenue, 1.75%, 7/1/2026                          3,000,000        3,000,000

New Jersey Economic Development Authority, Public Service Electric and Gas Co.,
  1.92%, 9/1/2012                                                                    2,100,000        2,100,000

New Jersey Economic Development Authority, Natural Gas Co. Project, 1.85%,
  1/1/2028                                                                             900,000          900,000

New Jersey Economic Development Authority, AIRIS Newark Project, AMT, 2.15%,
  1/1/2019                                                                           2,200,000        2,200,000

New Jersey Healthcare Facilities Financing Authority, Pascack Community Services,
  Series A, 1.95%, 7/1/2018                                                            300,000          300,000

New Jersey Healthcare Facilities Financing Authority, Hospital Capital Asset
  Financing, Series B, 2%, 7/1/2035                                                  1,500,000        1,500,000

New Jersey Healthcare Facilities Financing Authority, Hospital Capital Asset
  Financing, Series D, 2%, 7/1/2035                                                  1,600,000        1,600,000

New Jersey Economic Development Authority, Blair Academy, School Revenue, 2.1%,
  9/1/2021                                                                             900,000          900,000

New Jersey Economic Development Authority, Thermal Energy Facilities Revenue,
  AMT, 2.45%, 12/1/2031                                                              2,100,000        2,100,000

New Jersey Sports and Exposition Authority, Series C, 2%, 9/1/2024                   4,525,000        4,525,000

New Jersey Turnpike Authority Revenue, Series D, 2.2%, 1/1/2018                      3,600,000        3,600,000
-------------------------------------------------------------------------------------------------------------------

Other Obligations
-------------------------------------------------------------------------------------------------------------------

Delaware River & Bay Authority Revenue, Series B, 2.2%, 1/1/2030                     3,000,000        3,000,000

District of Columbia, General Funding Recovery, Series B-3, 2.75%, 6/1/2003            500,000          500,000

Port Authority of New York and New Jersey, Versatile Structure Special Obligation
  Revenue, 2.65%, 6/1/2020                                                             400,000          400,000

Puerto Rico Commonwealth, Highway and Transportation Authority, 2.25%, 7/1/2028      1,000,000        1,000,000

Puerto Rico Commonwealth, Mendez University Higher Education Authority, 2.25%,
  10/1/2021                                                                          3,400,000        3,400,000

Wyoming Platte County, Pollution Control Revenue, Series A, 2.75%, 7/1/2014            400,000          400,000

Wyoming Platte County, Pollution Control Revenue, Series B, 2.75%, 7/1/2014            600,000          600,000
-------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $43,025,000)                                             43,025,000
-------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.


                                       8





                                                                                    Principal
                                                                                    Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
 Other Securities** 39.4%
-------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, AMT, 2.3%, 12/5/2001                      3,400,000        3,400,000

New Jersey Economic Development Authority, AMT, 2.45%, 11/13/2001                    1,900,000        1,900,000

New Jersey Educational Facilities, Princeton, 2.2%, 10/17/2001                       1,500,000        1,500,000

New Jersey Educational Facilities, Princeton, 2.35%, 10/9/2001                       1,000,000        1,000,000

New Jersey Educational Facilities, Princeton, 2.4%, 10/9/2001                        1,100,000        1,100,000

New Jersey Port Authority, 2.3%, 12/10/2001                                          1,950,000        1,950,000

New Jersey Port Authority, 2.45%, 2/11/2002                                          2,000,000        2,000,000

New Jersey Port Authority, 2.6%, 10/10/2001                                          2,375,000        2,375,000

New Jersey Tax and Revenue Anticipation Notes, 2.25%, 11/14/2001                     3,000,000        3,000,000

Puerto Rico Commonwealth Government Development Bank, 1.95%, 10/23/2001              2,000,000        2,000,000

Puerto Rico Commonwealth Government Development Bank, 2.1%, 10/30/2001               3,000,000        3,000,000

Puerto Rico Commonwealth Government Development Bank, 2.2%, 10/15/2001               1,555,000        1,555,000

Salem County Pollution Control Revenue, 2%, 11/8/2001                                2,000,000        2,000,000

Salem County Pollution Control Revenue, 2.6%, 11/9/2001                              1,200,000        1,200,000
-------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $27,980,000)                                                            27,980,000
-------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $71,005,000) (a)                                          71,005,000
-------------------------------------------------------------------------------------------------------------------

* Variable rate demand notes are securities whose interest rates are periodically reset at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These securities are shown at their current rate as of September 30, 2001.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $71,005,000.

AMT: Alternative minimum tax




    The accompanying notes are an integral part of the financial statements.


Portfolio of Investments                                                       as of September 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund




                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
 Variable Rate Demand Securities* 75.3%
-------------------------------------------------------------------------------------------------------------------

Michigan Obligations
-------------------------------------------------------------------------------------------------------------------

Michigan State Higher Education Authority, Student Loan, AMT, 2.4%, 10/1/2020        1,000,000        1,000,000

Michigan State Hospital Financing Authority, Covenant Retirement, 2.33, 12/1/2029      430,000          430,000

Michigan State Hospital Financing Authority, Equipment Loan Program, Series A,
  2.28%, 12/1/2023                                                                     800,000          800,000

Michigan State Hospital Financing Authority, Mt. Clemens General Hospital, 2.35%,
  3/1/2015                                                                             800,000          800,000

Michigan State Housing Development Authority, Laurel Valley, 2.35%, 12/1/2007          700,000          700,000

Michigan State Housing Development Authority, Mulitfamily Revenue, River Place
  Apartments, AMT, 2.32%, 6/1/2018                                                   1,360,000        1,360,000

Michigan State Strategic Fund, Creative Foam Corp. Project, AMT, 2.5%, 11/1/2011       400,000          400,000

Michigan State Strategic Fund, Hope Network, Inc. Project, Series A, 2.4%,
  9/1/2023                                                                           1,020,000        1,020,000

Michigan State Strategic Fund, Obligation Revenue, AMT, 2.45%, 10/1/2015               400,000          400,000

Michigan State Strategic Fund, Pollution Control Revenue, 2.3%, 4/1/2008             1,200,000        1,200,000

Michigan State Strategic Fund, Republic Services, Inc. Project, AMT, 2.4%,
  8/1/2031                                                                           1,000,000        1,000,000

Michigan State Strategic Fund, Ritz-Kraft Corp. Project, AMT, 2.3%, 8/1/2024           200,000          200,000

Michigan State University, General Revenue, Series A, 2.3%, 8/15/2030                1,000,000        1,000,000

Michigan State University, General Revenue, Series A-2, 2.2%, 8/15/2022                100,000          100,000

University of Michigan, Hospital Revenue, Series A, 2.7%, 12/1/2019                    200,000          200,000

Bruce Township Health Care Systems Revenue, 2.15%, 5/1/2018                          1,100,000        1,100,000

Cornell Township Economic Development Corp., 2.75%, 11/1/2016                        1,800,000        1,800,000

Detroit Sewage Revenue, Series A, 2.25%, 7/1/2023                                    1,100,000        1,100,000

Farmington Hills Economic Development Authority, 2.4%, 11/1/2010                       340,000          340,000

Fremont Hospital Revenue, 2.3%, 8/1/2024                                               350,000          350,000

Garden City Hospital Revenue, Series A, 2.35%, 9/1/2026                                660,000          660,000

Genesee County Economic Development Corp., AMT, 2.5%, 12/1/2021                        300,000          300,000

Green Lake Township Economic Development Corp., 2.2%, 6/1/2027                       1,200,000        1,200,000

Jackson County Economic Development Corp., 2.35%, 12/1/2020                            500,000          500,000

Oakland County Economic Development Corp., Acme Manufacturing Co. Project, AMT,
  2.45%, 11/1/2023                                                                     200,000          200,000

Oakland County Economic Development Corp., Rochester College Project, 2.37%,
  8/1/2021                                                                           1,000,000        1,000,000

Sterling Heights Economic Development Corp., AMT, 2.5%, 2/1/2016                       700,000          700,000

Wayne County Airport Revenue, AMT, 2.4%, 12/1/2016                                   1,060,000        1,060,000
-------------------------------------------------------------------------------------------------------------------
Other Obligations
-------------------------------------------------------------------------------------------------------------------
District of Columbia General Funding Recovery, Series B-1, 2.75%, 6/1/2003             300,000          300,000

District of Columbia General Funding Recovery, Series B-2, 2.75%, 6/1/2003             100,000          100,000
-------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                       10




                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
District of Columbia General Funding Recovery, Series B-3, 2.75%, 6/1/2003             800,000          800,000

Florida Hillsborough County Industrial Development Authority, Pollution Control
  Revenue, 2.7%, 9/1/2025                                                            1,600,000        1,600,000

Illinois Chicago O'Hare International Airport Revenue, 2.75%, 12/1/2017                500,000          500,000

Texas Brazos River Authority, Pollution Control Revenue, AMT, 2.7%, 6/1/2030           500,000          500,000

Wyoming Platte County, Pollution Control Revenue, Series A, 2.75%, 7/1/2014            900,000          900,000
-------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $25,620,000)                                             25,620,000
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 Other Securities** 24.7%
-------------------------------------------------------------------------------------------------------------------

Cornell Mead Economic Development Corp., 2.3%, 10/10/2001                              400,000          400,000

Delta Mead Economic Development Corp., 2.55%, 11/8/2001                              1,000,000        1,000,000

Michigan State Strategic Fund, 2.5%, 1/15/2002                                       1,000,000        1,000,000

Michigan State Strategic Fund, 2.65%, 10/23/2001                                     1,500,000        1,500,000

Puerto Rico Commonwealth Government Development Bank, 2.3%, 10/25/2001               1,500,000        1,500,000

University of Michigan Board of Regents, 2.55%, 10/24/2001                           2,000,000        2,000,000

University of Michigan Board of Regents, 2.6%, 10/15/2001                            1,000,000        1,000,000
-------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $8,400,000)                                                              8,400,000
-------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $34,020,000) (a)                                          34,020,000
-------------------------------------------------------------------------------------------------------------------

* Variable rate demand notes are securities whose interest rates are periodically reset at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These securities are shown at their current rate as of September 30, 2001.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $34,020,000.

AMT: Alternative minimum tax

    The accompanying notes are an integral part of the financial statements.

Financial Statements
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
Assets                               New York       Pennsylvania      Florida        New Jersey       Michigan
-------------------------------------------------------------------------------------------------------------------
Investments in securities, at
amortized cost                   $   172,011,418  $    27,869,731 $    52,057,000 $    71,005,000 $    34,020,000
-------------------------------------------------------------------------------------------------------------------
Cash                                          --          115,505              --          95,669         132,508
-------------------------------------------------------------------------------------------------------------------
Receivable for investments sold        1,600,000               --         405,000         100,000              --
-------------------------------------------------------------------------------------------------------------------
Interest receivable                      604,513           75,679         137,797         163,272          96,116
-------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold        1,999,583          386,354         980,347         767,722         288,840
-------------------------------------------------------------------------------------------------------------------
Total assets                         176,215,514       28,447,269      53,580,144      72,131,663      34,537,464
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Due to custodian bank                    227,969               --         234,753              --              --
-------------------------------------------------------------------------------------------------------------------
Dividends payable                         19,751            2,376           6,265           7,501           2,900
-------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed       1,920,290          382,894       1,006,671         770,346         367,500
-------------------------------------------------------------------------------------------------------------------
Accrued management fee                    34,409            5,472           9,974          13,379           6,454
-------------------------------------------------------------------------------------------------------------------
Accrued reorganization costs                 894               --              --              --           7,583
-------------------------------------------------------------------------------------------------------------------
Accrued Trustees' fees and
expenses                                  11,927            3,440           5,817           2,937             722
-------------------------------------------------------------------------------------------------------------------
Other accrued expenses and
payables                                 255,334           25,285          63,732          53,604          21,834
-------------------------------------------------------------------------------------------------------------------
Total liabilities                      2,470,574          419,467       1,327,212         847,767         406,993
-------------------------------------------------------------------------------------------------------------------
Net assets, at value             $   173,744,940  $    28,027,802 $    52,252,932 $    71,283,896 $    34,130,471
-------------------------------------------------------------------------------------------------------------------

Net Asset Value
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and
redemption price price per share $          1.00  $          1.00 $          1.00 $          1.00 $          1.00
-------------------------------------------------------------------------------------------------------------------
(outstanding shares of
beneficial interest, no par
value, unlimited number of
shares authorized)                   173,745,553       28,027,380      52,252,931      71,283,896      34,130,550
-------------------------------------------------------------------------------------------------------------------



  The accompanying notes are an integral part of the financial statements.



                                       12



-------------------------------------------------------------------------------------------------------------------
 Statement of Operations for the six months ended September 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

Investment Income                    New York       Pennsylvania      Florida        New Jersey       Michigan
-------------------------------------------------------------------------------------------------------------------
Income:

Interest                         $     2,376,145  $       396,588 $       837,030 $     1,019,442 $       467,679
-------------------------------------------------------------------------------------------------------------------
Expenses:

Management fee                           189,764           30,250          62,233          84,955          36,184
-------------------------------------------------------------------------------------------------------------------
Services to shareholders                 193,852           34,763          75,606          88,097          35,202
-------------------------------------------------------------------------------------------------------------------
Custodian fees                             6,725            2,573           2,682           2,610           1,450
-------------------------------------------------------------------------------------------------------------------
Distribution service fee                 431,281           68,750         141,439         193,078          57,565
-------------------------------------------------------------------------------------------------------------------
Auditing                                  23,250            1,854           4,534           4,764           3,170
-------------------------------------------------------------------------------------------------------------------
Legal                                      5,056              682           4,001           2,178             610
-------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                3,919              949           1,265           1,010           1,804
-------------------------------------------------------------------------------------------------------------------
Reports to shareholders                   56,605            6,302          16,289           8,765          13,638
-------------------------------------------------------------------------------------------------------------------
Registration fees                         60,340           10,259          19,264           3,845           7,871
-------------------------------------------------------------------------------------------------------------------
Other                                      5,248              414           1,199           1,253             906
-------------------------------------------------------------------------------------------------------------------
Total expenses, before expense           976,040          156,796         328,512         390,555         158,400
reductions
-------------------------------------------------------------------------------------------------------------------
Expense reductions                      (177,816)         (26,165)        (59,732)        (23,663)        (35,093)
-------------------------------------------------------------------------------------------------------------------
Total expenses, after expense
reductions                               798,224          130,631         268,780         366,892         123,307
-------------------------------------------------------------------------------------------------------------------
Net investment income                  1,577,921          265,957         568,250         652,550         344,372
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations $     1,577,921  $       265,957 $       568,250 $       652,550 $       344,372
-------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.


-------------------------------------------------------------------------------------------------------------------
 Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in              New York                    Pennsylvania                    Florida
Net Assets
                          -----------------------------------------------------------------------------------------
                            Six Months                    Six Months                      Six Months
                               Ended                        Ended                          Ended
                           September 30,   Year Ended     September 30,      Year Ended  September 30, Year Ended
                               2001         March 31,        2001             March 31,      2001       March 31,
                            (Unaudited)       2001        (Unaudited)            2001    (Unaudited)      2001
-------------------------------------------------------------------------------------------------------------------
Operations:
Net investment income     $   1,577,921  $   6,638,753 $     265,957  $     732,155  $     568,250  $   1,393,851
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
in net assets resulting
from operations               1,577,921      6,638,753       265,957        732,155        568,250      1,393,851
-------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders from net
investment income            (1,577,926)    (6,638,753)     (265,535)      (732,155)      (562,507)    (1,393,851)
-------------------------------------------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold   310,233,192    988,030,728    78,533,259    167,819,809    170,334,163    352,336,517
-------------------------------------------------------------------------------------------------------------------
Reinvestment of
distributions                 1,567,870      6,574,793       263,169        721,258        556,691      1,376,597
-------------------------------------------------------------------------------------------------------------------

Cost of shares redeemed    (313,537,184)(1,061,480,170)  (75,290,172)  (165,133,572)  (175,625,823)  (334,174,812)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from Fund
share transactions           (1,736,122)   (66,874,649)    3,506,256      3,407,495    (4,734,969)     19,538,302
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
net assets                   (1,736,127)   (66,874,649)    3,506,678      3,407,495    (4,729,226)     19,538,302
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning
of period                   175,481,067    242,355,716    24,521,124     21,113,629     56,982,158     37,443,856
-------------------------------------------------------------------------------------------------------------------
Net assets at end of
period                    $ 173,744,940  $ 175,481,067 $  28,027,802  $  24,521,124  $  52,252,932  $  56,982,158
-------------------------------------------------------------------------------------------------------------------

Other Information
-------------------------------------------------------------------------------------------------------------------
Shares outstanding at
beginning of period         175,481,067    242,355,716    24,521,124     21,113,629     56,982,158     37,443,856
-------------------------------------------------------------------------------------------------------------------
Shares sold                 310,233,800    988,030,728    78,533,259    167,819,809    170,339,905    352,336,517
-------------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders in
reinvestment of
distributions                 1,567,870      6,574,793       263,169        721,258        556,691      1,376,597
-------------------------------------------------------------------------------------------------------------------
Shares redeemed            (313,537,184)(1,061,480,170)  (75,290,172)  (165,133,572) (175,625,823)   (334,174,812)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
in Fund shares               (1,735,514)   (66,874,649)    3,506,256      3,407,495    (4,729,227)     19,538,302
-------------------------------------------------------------------------------------------------------------------
Shares outstanding at end
of period                   173,745,553    175,481,067    28,027,380     24,521,124     52,252,931     56,982,158
-------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------------------------------------------
 Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets                                New Jersey                     Michigan
                                                       ------------------------------------------------------------

                                                         Six Months                   Six Months
                                                            Ended                        Ended
                                                        September 30,  Year Ended     September 30, Year Ended
                                                            2001        March 31,         2001       March 31,
                                                         (Unaudited)       2001        (Unaudited)     2001
-------------------------------------------------------------------------------------------------------------------

Operations:


Net investment income                                  $     652,550  $   1,825,395  $     344,372  $     885,845
-------------------------------------------------------------------------------------------------------------------

Net realized gain (loss) on investment transactions               --             --             --             --
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                   652,550      1,825,395        344,372        885,845
-------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from net investment
income                                                      (652,550)    (1,825,395)      (343,932)      (885,845)
-------------------------------------------------------------------------------------------------------------------
Fund share transactions:

Proceeds from shares sold                                172,852,764    428,562,178     71,054,254    150,677,498
-------------------------------------------------------------------------------------------------------------------

Reinvestment of distributions                                643,864      1,807,277        343,960        879,961
-------------------------------------------------------------------------------------------------------------------

Cost of shares redeemed                                 (179,258,729)  (400,497,592)   (66,617,986)  (145,420,982)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share
transactions                                              (5,762,101)    29,871,863      4,780,228      6,136,477
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                         (5,762,101)    29,871,863      4,780,668      6,136,477
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                         77,045,997     47,174,134     29,349,803     23,213,326
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                            $  71,283,896  $  77,045,997  $  34,130,471  $  29,349,803
-------------------------------------------------------------------------------------------------------------------
Other Information
-------------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                 77,045,997     47,174,134     29,349,803     23,213,326
-------------------------------------------------------------------------------------------------------------------
Shares sold                                              172,852,764    428,562,178     71,054,773    150,677,498
-------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of
distributions                                                643,864      1,807,277        343,960        879,961
-------------------------------------------------------------------------------------------------------------------
Shares redeemed                                         (179,258,729)  (400,497,592)   (66,617,986)  (145,420,982)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares                    (5,762,101)    29,871,863      4,780,747      6,136,477
-------------------------------------------------------------------------------------------------------------------
Shares outstanding at end of period                       71,283,896     77,045,997     34,130,550     29,349,803
-------------------------------------------------------------------------------------------------------------------





    The accompanying notes are an integral part of the financial statements.

Financial Highlights
-------------------------------------------------------------------------------------------------------------------

Tax-Exempt New York Money Market Fund




-------------------------------------------------------------------------------------------------------------------
 Years Ended March 31,                                    2001^a      2001     2000      1999     1998      1997
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  1.00   $  1.00   $  1.00  $  1.00   $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                        .01       .03       .03      .02       .03      .03
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income               (.01)     (.03)     (.03)    (.02)     (.03)    (.03)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $  1.00   $  1.00   $  1.00  $  1.00   $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)^b                                           .93**    3.11      2.59     2.50      2.90     3.03
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                       174       175       242      184       104       61
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)             1.13*     1.18^d     .97      .98       .98      .96
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)               .93*      .87^d     .80      .80       .80      .44
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                   1.83*     3.10      2.58     2.41      2.83     2.96
-------------------------------------------------------------------------------------------------------------------




Investors Pennsylvania Municipal Cash Fund
-------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
 Years Ended March 31,                                               2001^a     2001      2000     1999     1998^c
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                 .01       .03      .03       .02      .02
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                        (.01)     (.03)    (.03)     (.02)    (.02)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)^b                                                    .98**    3.15     2.58      2.50     2.42**
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                 28        25       21         6        3
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                      1.14*     1.36^e   1.39      1.12     1.11*
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                        .95*      .96^e    .90       .90      .90*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                            1.94*     3.07     2.61      2.40     2.76*
-------------------------------------------------------------------------------------------------------------------

^a   For the six months ended September 30, 2001 (Unaudited).

^b   Total returns would have been lower had certain expenses not been reduced.

^c   For the period May 21, 1997 (commencement of operations) to March 31, 1998.

^d The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.14% and .86%, respectively.

^e The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.28% and .93%, respectively.

*   Annualized

**  Not annualized


Investors Florida Municipal Cash Fund

-------------------------------------------------------------------------------------------------------------------
 Years Ended March 31,                                               2001^a     2001      2000     1999     1998^b
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                 .01       .03      .02       .02      .02
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                        (.01)     (.03)    (.02)     (.02)    (.02)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)^c                                                    1.00**    3.19     2.57      2.50     2.41**
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                 52        57       37        20        8
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                      1.16*     1.26^d   1.13      1.09      .99*
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                        .95*      .96^d    .90       .85      .90*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                            2.01*     3.06     2.58      2.36     2.74*
-------------------------------------------------------------------------------------------------------------------



Investors New Jersey Municipal Cash Fund


-------------------------------------------------------------------------------------------------------------------
 Years Ended March 31,                                            2001^a     2001      2000     1999     1998^e
-------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                 .01       .03      .02       .02      .02
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                        (.01)     (.03)    (.02)     (.02)    (.02)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)^c                                                    .85**    2.89     2.38      2.26     2.22**
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                 71        77       47        15        5
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                      1.01*     1.14^f   1.13      1.12     1.12*
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                        .95*      .95^f    .90       .90      .90*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                            1.69*     2.80     2.42      2.13     2.55*
-------------------------------------------------------------------------------------------------------------------


^a   For the six months ended September 30, 2001 (Unaudited).

^b   For the period May 22, 1997 (commencement of operations) to March 31, 1998.

^c   Total returns would have been lower had certain expenses not been reduced.

^d The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.20% and .94%, respectively.

^e   For the period May 23, 1997 (commencement of operations) to March 31, 1998.

^f The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.10% and .94%, respectively.

*   Annualized

**  Not annualized

Investors Michigan Municipal Cash Fund


-------------------------------------------------------------------------------------------------------------------
 Years Ended March 31,                                                         2001^a     2001     2000     1999^b
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $ 1.00   $ 1.00    $ 1.00   $ 1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                           .01      .03       .03      .02
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                                  (.01)    (.03)     (.03)    (.02)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $ 1.00   $ 1.00    $ 1.00   $ 1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)^c                                                             1.07**   3.36      2.77^d   2.41**
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                           34       29        23       36
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                 .97*    1.16^e     .91      .87*
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                  .75*     .78^e     .75      .75*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                      2.10*     3.28     2.65     2.62*
-------------------------------------------------------------------------------------------------------------------

^a   For the six months ended September 30, 2001 (Unaudited).

^b   For the period April 6, 1998 (commencement of operations) to March 31,
     1999.

^c   Total returns would have been lower had certain expenses not been reduced.

^d Total return for the year ended March 31, 2000 includes the effect of a voluntary capital contribution from the Advisor. Without this capital contribution, total return would have been lower.

^e The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were 1.07% and .75%, respectively.

*    Annualized

**   Not annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------

 1. Significant Accounting Policies

Investors Municipal Cash Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust currently offers five series of shares -- Tax-Exempt New York Money Market Fund, Investors Pennsylvania Municipal Cash Fund, Investors Florida Municipal Cash Fund, Investors New Jersey Municipal Cash Fund and Investors Michigan Municipal Cash Fund (the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization to maturity of any discount or premium.

Federal Income Taxes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly and realized gains may be distributed annually.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with ZSI, the Advisor directs the investments of the Fund in accordance with its objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. Each Fund pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500,000,000 of average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended September 30, 2001, the Funds incurred the following management fees:

Fund                                                                                        Management    Effective
                                                                                             Fee ($)       Rate (%)
-------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                                                         189,764        0.22%
-------------------------------------------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund                                                     30,250        0.22%
-------------------------------------------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                                                          62,233        0.22%
-------------------------------------------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund                                                       84,955        0.22%
-------------------------------------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                                                         36,184        0.22%
-------------------------------------------------------------------------------------------------------------------

ZSI agreed to temporarily waive and reimburse certain operating expenses of the Funds. In addition, the Advisor and certain of its subsidiaries have agreed to maintain the annualized expenses of the Funds as follows:

For the period April 1, 2001 to June 30, 2001

                                                                                                           Expense
Fund                                                                                                       Limit*
------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                                                                      0.95%
-------------------------------------------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund                                                                  0.95
-------------------------------------------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                                                                       0.95
-------------------------------------------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund                                                                    0.95
-------------------------------------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                                                                      0.75
-------------------------------------------------------------------------------------------------------------------

For the period July 1, 2001 to September 30, 2001


                                                                                                            Expense
Fund                                                                                                        Limit*
-------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                                                                      0.90%
-------------------------------------------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund                                                                  0.95
-------------------------------------------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                                                                       0.95
-------------------------------------------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund                                                                    0.95
-------------------------------------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                                                                      0.75
-------------------------------------------------------------------------------------------------------------------

* Certain expenses such as reorganization, taxes, brokerage and interest expense are excluded from the expense limitation.

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Service Provider Fees. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the shareholder service agent of the Trust. For the six months ended September 30, 2001, the amount charged to the Funds by SISC was as follows:

                                                                                    Total     Not      Unpaid at
                                                                                 Aggregated  Imposed    September
Fund                                                                               ($)       ($)    30, 2001 ($)
------------------------------------------------------------------------------------------------------------------

Tax-Exempt New York Money Market Fund                                              147,044    147,044        --
-------------------------------------------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund                                          28,201     25,712     2,489
-------------------------------------------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                                               44,114     38,151     5,963
-------------------------------------------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund                                            50,647     23,321    27,326
-------------------------------------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                                              24,627     24,627        --
-------------------------------------------------------------------------------------------------------------------

Distribution Service Agreement. Each Fund has an administration, shareholder services and distribution agreement with Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc. For its services as primary distributor, each Fund pays SDI an annual fee of 0.50% of average daily net assets, except for the Investors Michigan Municipal Cash Fund, which pays an annual fee of 0.35% of average daily net assets. For the six months ended September 30, 2001, the Funds incurred fees as follows:


                                                                                               Not         Unpaid at
                                                                                Distribution  Imposed    September
Fund                                                                              Fee ($)      ($)      30, 2001 ($)
-------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                                             431,281      30,370    70,779
-------------------------------------------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund                                         68,750          --    13,884
-------------------------------------------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                                             141,439      21,476     9,984
-------------------------------------------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund                                          193,078          --    30,717
-------------------------------------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                                             57,565      10,296        --
-------------------------------------------------------------------------------------------------------------------

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. SDI may pay these firms in such amounts as SDI may determine from time to time.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings. For the six months ended September 30, 2001, Trustees' fees and expenses aggregated $8,947.

3. Expense Off-Set Arrangements

Each Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's expenses. For the six months ended September 30, 2001, each Fund's custodian and transfer agent fees were reduced as follows:


                                                                                          Custodian    Transfer
Fund                                                                                        Fee ($)   Agent Fee ($)
-------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York Money Market Fund                                                           362           40
-------------------------------------------------------------------------------------------------------------------
Investors Pennsylvania Municipal Cash Fund                                                      453           --
-------------------------------------------------------------------------------------------------------------------
Investors Florida Municipal Cash Fund                                                           105           --
-------------------------------------------------------------------------------------------------------------------
Investors New Jersey Municipal Cash Fund                                                        342           --
-------------------------------------------------------------------------------------------------------------------
Investors Michigan Municipal Cash Fund                                                          162            8
-------------------------------------------------------------------------------------------------------------------

 4. Line of Credit

The Funds and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Funds may borrow up to a maximum of 33 percent of their net assets under the agreement.

Shareholder Meeting Results
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Meeting") of Tax-Exempt New York Money Market Portfolio (the "fund"), a series of Investors Municipal Cash Fund, was held on Friday, May 25, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:





                                                                Number of Votes:
                              -------------------------------------------------------------------------------------

Trustee                                   For                       Withheld                Broker Non-Votes*
-------------------------------------------------------------------------------------------------------------------
John W. Ballantine                    299,760,426                  3,684,369                        0
-------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham                      299,748,253                  3,696,542                        0
-------------------------------------------------------------------------------------------------------------------
Mark S. Casady                        299,751,799                  3,692,996                        0
-------------------------------------------------------------------------------------------------------------------
Linda C. Coughlin                     299,747,386                  3,697,409                        0
-------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway                     299,786,036                  3,658,759                        0
-------------------------------------------------------------------------------------------------------------------
James R. Edgar                        299,763,986                  3,680,809                        0
-------------------------------------------------------------------------------------------------------------------
William F. Glavin                     299,777,371                  3,667,424                        0
-------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman                     299,776,474                  3,668,321                        0
-------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson                   299,730,773                  3,714,022                        0
-------------------------------------------------------------------------------------------------------------------
Fred B. Renwick                       299,716,836                  3,727,959                        0
-------------------------------------------------------------------------------------------------------------------
William P. Sommers                    299,775,477                  3,669,318                        0
-------------------------------------------------------------------------------------------------------------------
John G. Weithers                      299,720,642                  3,724,153                        0
-------------------------------------------------------------------------------------------------------------------

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:


              Affirmative                             Against                               Abstain
-------------------------------------------------------------------------------------------------------------------
              146,561,741                             611,279                               566,281
-------------------------------------------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Shareholder Meeting Results
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Meeting") of Investors Pennsylvania Municipal Cash Fund (the "fund"), a series of Investors Municipal Cash Fund, was held on Friday, May 25, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).


1. To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:





                                                                Number of Votes:
                              -------------------------------------------------------------------------------------
Trustee                                   For                       Withheld                Broker Non-Votes*
-------------------------------------------------------------------------------------------------------------------
John W. Ballantine                    299,760,426                  3,684,369                        0
-------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham                      299,748,253                  3,696,542                        0
-------------------------------------------------------------------------------------------------------------------
Mark S. Casady                        299,751,799                  3,692,996                        0
-------------------------------------------------------------------------------------------------------------------
Linda C. Coughlin                     299,747,386                  3,697,409                        0
-------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway                     299,786,036                  3,658,759                        0
-------------------------------------------------------------------------------------------------------------------
James R. Edgar                        299,763,986                  3,680,809                        0
-------------------------------------------------------------------------------------------------------------------
William F. Glavin                     299,777,371                  3,667,424                        0
-------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman                     299,776,474                  3,668,321                        0
-------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson                   299,730,773                  3,714,022                        0
-------------------------------------------------------------------------------------------------------------------
Fred B. Renwick                       299,716,836                  3,727,959                        0
-------------------------------------------------------------------------------------------------------------------
William P. Sommers                    299,775,477                  3,669,318                        0
-------------------------------------------------------------------------------------------------------------------
John G. Weithers                      299,720,642                  3,724,153                        0
-------------------------------------------------------------------------------------------------------------------

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

              Affirmative                             Against                               Abstain
-------------------------------------------------------------------------------------------------------------------
              22,468,001                               50,904                                38,077
-------------------------------------------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Shareholder Meeting Results
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Meeting") of Investors Florida Municipal Cash Fund (the "fund"), a series of Investors Municipal Cash Fund, was held on Friday, May 25, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:


                                                                Number of Votes:
                              -------------------------------------------------------------------------------------
Trustee                                   For                       Withheld                Broker Non-Votes*
-------------------------------------------------------------------------------------------------------------------
John W. Ballantine                    299,760,426                  3,684,369                        0
-------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham                      299,748,253                  3,696,542                        0
-------------------------------------------------------------------------------------------------------------------
Mark S. Casady                        299,751,799                  3,692,996                        0
-------------------------------------------------------------------------------------------------------------------
Linda C. Coughlin                     299,747,386                  3,697,409                        0
-------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway                     299,786,036                  3,658,759                        0
-------------------------------------------------------------------------------------------------------------------
James R. Edgar                        299,763,986                  3,680,809                        0
-------------------------------------------------------------------------------------------------------------------
William F. Glavin                     299,777,371                  3,667,424                        0
-------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman                     299,776,474                  3,668,321                        0
-------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson                   299,730,773                  3,714,022                        0
-------------------------------------------------------------------------------------------------------------------
Fred B. Renwick                       299,716,836                  3,727,959                        0
-------------------------------------------------------------------------------------------------------------------
William P. Sommers                    299,775,477                  3,669,318                        0
-------------------------------------------------------------------------------------------------------------------
John G. Weithers                      299,720,642                  3,724,153                        0
-------------------------------------------------------------------------------------------------------------------

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

              Affirmative                             Against                               Abstain
-------------------------------------------------------------------------------------------------------------------
              40,478,242                              173,021                               180,345
-------------------------------------------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Shareholder Meeting Results
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Meeting") of Investors New Jersey Municipal Cash Fund (the "fund"), a series of Investors Municipal Cash Fund, was held on Friday, May 25, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:

                                                                Number of Votes:
                              -------------------------------------------------------------------------------------

Trustee                                   For                       Withheld                Broker Non-Votes*
-------------------------------------------------------------------------------------------------------------------
John W. Ballantine                    299,760,426                  3,684,369                        0
-------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham                      299,748,253                  3,696,542                        0
-------------------------------------------------------------------------------------------------------------------
Mark S. Casady                        299,751,799                  3,692,996                        0
-------------------------------------------------------------------------------------------------------------------
Linda C. Coughlin                     299,747,386                  3,697,409                        0
-------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway                     299,786,036                  3,658,759                        0
-------------------------------------------------------------------------------------------------------------------
James R. Edgar                        299,763,986                  3,680,809                        0
-------------------------------------------------------------------------------------------------------------------
William F. Glavin                     299,777,371                  3,667,424                        0
-------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman                     299,776,474                  3,668,321                        0
-------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson                   299,730,773                  3,714,022                        0
-------------------------------------------------------------------------------------------------------------------
Fred B. Renwick                       299,716,836                  3,727,959                        0
-------------------------------------------------------------------------------------------------------------------
William P. Sommers                    299,775,477                  3,669,318                        0
-------------------------------------------------------------------------------------------------------------------
John G. Weithers                      299,720,642                  3,724,153                        0
-------------------------------------------------------------------------------------------------------------------

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

              Affirmative                             Against                               Abstain
-------------------------------------------------------------------------------------------------------------------
              62,958,711                              191,652                               293,164
-------------------------------------------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Shareholder Meeting Results
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Meeting") of Investors Michigan Municipal Cash Fund (the "fund"), a series of Investors Municipal Cash Fund, was held on Friday, May 25, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:


                                                                Number of Votes:
                              -------------------------------------------------------------------------------------
Trustee                                   For                       Withheld                Broker Non-Votes*
-------------------------------------------------------------------------------------------------------------------
John W. Ballantine                    299,760,426                  3,684,369                        0
-------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham                      299,748,253                  3,696,542                        0
-------------------------------------------------------------------------------------------------------------------
Mark S. Casady                        299,751,799                  3,692,996                        0
-------------------------------------------------------------------------------------------------------------------
Linda C. Coughlin                     299,747,386                  3,697,409                        0
-------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway                     299,786,036                  3,658,759                        0
-------------------------------------------------------------------------------------------------------------------
James R. Edgar                        299,763,986                  3,680,809                        0
-------------------------------------------------------------------------------------------------------------------
William F. Glavin                     299,777,371                  3,667,424                        0
-------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman                     299,776,474                  3,668,321                        0
-------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson                   299,730,773                  3,714,022                        0
-------------------------------------------------------------------------------------------------------------------
Fred B. Renwick                       299,716,836                  3,727,959                        0
-------------------------------------------------------------------------------------------------------------------
William P. Sommers                    299,775,477                  3,669,318                        0
-------------------------------------------------------------------------------------------------------------------
John G. Weithers                      299,720,642                  3,724,153                        0
-------------------------------------------------------------------------------------------------------------------

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the fund's current fiscal year:

              Affirmative                             Against                               Abstain
-------------------------------------------------------------------------------------------------------------------
              28,621,301                              114,424                               137,652
-------------------------------------------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Notes
--------------------------------------------------------------------------------

Notes

--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------